Fair Values of Pension Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 98,981	¥ 98,840	¥ 90,345
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	340	356
Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,378	20,138
Debt securities | Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,205	6,507
Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,865	5,296
Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	121	147
Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,088	7,346
Equity securities | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,635	5,709
Securities investment trust beneficiary certificates | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	778	718
Securities investment trust beneficiary certificates | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	766	725
Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	923	829
Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	580	541
Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,324	33,319
Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,386	15,036
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,592	2,173
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	41,942	38,539
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	340	356
Level 1 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,036	19,868
Level 1 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,816	5,224
Level 1 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28	36
Level 1 | Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,087	7,346
Level 1 | Equity securities | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,635	5,709
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	55,447	58,128
Level 2 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	342	270
Level 2 | Debt securities | Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,205	6,507
Level 2 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49	72
Level 2 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	93	111
Level 2 | Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1
Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	778	718
Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	766	725
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	923	829
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	580	541
Level 2 | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,324	33,319
Level 2 | Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,386	15,036
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,592	2,173
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 1,592	¥ 2,173